UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2002

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenu
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 03, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $38,211 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corparation  COMMON           003830106        1      824          SOLE                      824
Audio Visual Service           COMMON           050727106     1696   113059          SOLE                   113059
Beckman Coulter Nov 45 Put     OPTION           075811109      318     1550     PUT  SOLE                     1550
Clean Harbors Inc Oct 10 Put   OPTION           184496107       85      487     PUT  SOLE                      487
Comcast Corp Class A           COMMON           200300101     7113   293905          SOLE                   293905
Dynegy                         COMMON           26816Q101     1405   195130          SOLE                   195130
Georgia Pacific Oct 22.50 Put  OPTION           373298108      125      623     PUT  SOLE                      623
Immunex Corp                   COMMON           452528102     5795   259406          SOLE                   259406
Kmart Jan 5 Put 04             OPTION           482584109     1315     3131     PUT  SOLE                     3131
Mariner Healthcare Inc.        COMMON           56845X108    12371   933663          SOLE                   933663
McLeod Class A Common          COMMON           582266706       45    54852          SOLE                    54852
McLeod Pfd Series A            PREFERRED        582266805      875   233282          SOLE                   233282
McLeod Warrants                WARRANT          582266110      139   815925          SOLE                   815925
SUN HEALTHCARE GROUP           COMMON           866933401     1345    82793          SOLE                    82793
United Defense                 COMMON           91018B104     4741   206137          SOLE                   206137
Xerox Corp Oct 7.50 Put        OPTION           984121103      842     4431     PUT  SOLE                     4431